Segment information and disaggregated revenue disclosures - Schedule of Total Revenue by Geographic Region (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure of geographical areas [line items]
Total revenue	$ 35,125	$ 20,898
Total Asia
Disclosure of geographical areas [line items]
Total revenue	23,832	15,592
Taiwan
Disclosure of geographical areas [line items]
Total revenue	7,557	10,276
Korea
Disclosure of geographical areas [line items]
Total revenue	15,840	3,700
China (including Hong Kong)
Disclosure of geographical areas [line items]
Total revenue	387	1,521
Rest of Asia
Disclosure of geographical areas [line items]
Total revenue	48	95
United States of America
Disclosure of geographical areas [line items]
Total revenue	9,427	4,951
Rest of world
Disclosure of geographical areas [line items]
Total revenue	$ 1,866	$ 355